Fair Value Measurements -10Q (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
In accordance with the fair value hierarchy described above, the following table sets forth the Company’s assets and liabilities measured at fair value on a recurring basis:

		December 31, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Cash equivalents (Money Market Funds)	$50,367	$50,367	$—	$—
Liabilities
Convertible Promissory Notes	$5,829,292	$—	$—	$5,829,292
Total	$5,829,292	$—	$—	$5,829,292

		December 31, 2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Cash equivalents (Money Market Funds)	$50,315	$50,315	$—	$—
Liabilities
Convertible Promissory Notes	$21,227,093	$—	$—	$21,227,093
Convertible Bridge Notes	615,838	—	—	615,838
Total	$21,842,931	$—	$—	$21,842,931
In accordance with the fair value hierarchy described above, the following table sets forth the Company’s assets and liabilities measured at fair value on a recurring basis:

		September 30, 2021
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Cash equivalents (Money Market Funds)	$50,384	$50,384	$—	$—

		December 31, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Cash equivalents (Money Market Funds)	$50,367	$50,367	$—	$—
Liabilities
Convertible Promissory Notes	$5,829,292	$—	$—	$5,829,292

Roll-forward of fair values of liabilities
The following table presents a roll-forward of the aggregate fair values of the Company’s Convertible Promissory Notes (Note 5) for which fair value is determined by Level 3 inputs:

	2020	2019
Balance at beginning of year	$21,842,931	$15,805,508
Issuance of Convertible Promissory Notes	—	1,457,405
Issuance of Convertible Bridge Notes	25,000	500,000
Issuance of Convertible Promissory Notes in lieu of severance payments	—	1,204,000
Conversion of demand notes, including interest, into Convertible Promissory Notes	—	1,893,034
Fair value adjustments	(9,877,857)	(93,365)
Accrued interest	660,408	1,076,349
Conversion of Junior Convertible Notes into Series Seed Stock	(6,291,288)	—
Conversion of Convertible Bridge Notes into Series A Stock	(529,902)	—
Balance at end of year	$5,829,292	$21,842,931
The following table presents a roll-forward of the aggregate fair values of the Company’s Convertible Promissory Notes (Note 5) for which fair value is determined by Level 3 inputs for the periods indicated:

Balance at December 31, 2020	$5,829,292
Fair value adjustments	(9,317)
Accrued interest	46,315
Conversion of Senior Convertible Notes into Series A Stock	(5,866,290)
Balance at September 30, 2021	$—

Balance at December 31, 2019	$21,842,931
Issuance of Convertible Bridge Notes	25,000
Fair value adjustments	(9,798,628)
Accrued interest	566,287
Conversion of Junior Convertible Notes into Series Seed Stock	(6,291,288)
Balance at September 30, 2020	$6,344,302